Changes in TotalEnergies' perimeter - Major business combinations (Details) $ in Millions	1 Months Ended
	Feb. 29, 2024 USD ($) GW	Dec. 31, 2024
SapuraOMV | OMV
Major business combinations
Percentage of ownership interest acquired		50.00%
SapuraOMV | Sapura Upstream Assets
Major business combinations
Percentage of ownership interest acquired		50.00%
Gas-fired power plants in Texas
Major business combinations
Number of power plants acquired	3
Power generation capacity | GW	1.5
Goodwill	$ 306
Tangible assets	484
Other assets and liabilities	(59)
Net debt of the acquired treasury	(74)
Fair value of consideration	$ 657